Income Taxes (U.S. Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	35.00%	35.00%	35.00%
U.S. state and local income taxes—net of U.S. Federal income tax benefit	1.90%	1.60%	1.90%
Differences related to non-U.S. operations	(6.10%)	(6.50%)	(9.50%)
Other	(1.80%)	0.00%	(0.90%)
Effective tax rate	29.00%	30.10%	26.50%